Equity (Details) - USD ($)				12 Months Ended
		Aug. 18, 2023	Aug. 10, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2023
Equity [Line Items]
Purchase of total ordinary shares (in Dollars)							$ 1,298,250
Dividends paid (in Dollars)				$ 57,477		$ 2,631,003
Declared dividends (in Dollars)				$ 15,758,296		7,059,271
Percentage of beneficiary shares exceeded				5.00%
Percentage of after tax profits				10.00%
Percentage of registered capital				50.00%
Statutory reserve funds (in Dollars)				$ 135,369	$ 22,658
Net restricted assets (in Dollars)				$ 1,027,562	$ 869,535
Public Warrants [Member]
Equity [Line Items]
Warrants expiry term				5 years
Public Warrants [Member] | Ordinary Share [Member]
Equity [Line Items]
Exercise price (in Dollars per share)				$ 11.5
Sale price of share (in Dollars per share)				18
Warrant [Member]
Equity [Line Items]
Price per warrant (in Dollars per share)				0.01
Private Warrants [Member] | Ordinary Share [Member]
Equity [Line Items]
Exercise price (in Dollars per share)				$ 11.5
Private Placement [Member] | Private Warrants [Member]
Equity [Line Items]
Units sold				341,500
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[1]			100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Vote for each share				10
Ordinary shares, shares issued	[1]			24,871,433	24,871,433
Ordinary shares, shares outstanding	[1]			24,871,433	24,871,433
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Equity [Line Items]
Ordinary shares, shares outstanding				24,871,433
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[1]			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Vote for each share				one
Share consideration				1,120,000
Fair value of shares		1,120,000
Fair value of shares value (in Dollars)		$ 6,160,000
Price per share (in Dollars per share)		$ 5.5
Ordinary shares repurchased and cancelled				240,417
Repurchased and cancelled the remaining ordinary shares				480,833
Ordinary shares, shares issued	[1]			17,247,383	13,443,801
Ordinary shares, shares outstanding	[1]			17,247,383	13,443,801
Public Units [Member]
Equity [Line Items]
Units sold			6,900,000
Public Rights [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued				690,000
Private Rights [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued				34,150
Shareholders [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued				2,923,999
Sponsor [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued				1,725,000
Private Shareholders [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued				375,650
Public Shareholders [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued				823,349
Financial Advisor [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued		1,120,000
Ladenburg Thalmann & Co. Inc. (“LT”) [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Purchase of shares							721,250
Ableview Brands and Able View [Member]
Equity [Line Items]
Declared dividends (in Dollars)					$ 16,192,884
Able View [Member]
Equity [Line Items]
Dividends paid (in Dollars)					190,203
Dividends payable (in Dollars)					6,755,952
Related Party [Member]
Equity [Line Items]
Dividends paid (in Dollars)					$ 6,755,952

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization.